Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 12, 2014
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 12, 2014
Effective Date	dei_DocumentEffectiveDate	May 16, 2014
Prospectus Date	rr_ProspectusDate	May 16, 2014
Stone Toro Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Stone Toro Long Short Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objective of the Stone Toro Long Short Fund (the “Fund”) is to seek to provide capital appreciation while providing lower volatility and minimal correlation to the overall global securities markets.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares Purchase Programs" on page 15 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks (i.e., purchases such stocks) identified by the Fund’s adviser as undervalued and takes short positions in stocks (i.e., sells stock that it does not own in the expectation of purchasing the same stock at a lower price) that the Fund’s adviser has identified as overvalued. Under normal circumstances, the Fund invests primarily in common stock of small to large sized companies. The Fund’s adviser defines small to large sized companies as those with market capitalizations greater than $1.5 billion at the time of purchase. The Fund’s long portfolio will focus on companies that pay dividends. The Fund may invest up to 45% of its net assets in American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest in exchange-traded funds (“ETFs”), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices and the shares of which are bought and sold on securities exchanges.

The Fund’s adviser employs a proprietary investment process, the Relative Value Process (the “Process”), to identify a security’s “special investment value.” The Fund’s portfolio manager developed the Process, has applied for a patent for the Process, and has granted a license to the Fund’s adviser to use the Process in connection with its management of the Fund’s assets. The Process is based on fundamental financial factors with an emphasis on valuation. Under the Process, a security’s “special investment value” is defined relative to its own historic value and not relative to a benchmark, peer group, or index. The Process utilizes fundamental variables that the Fund’s adviser believes historically have been successful in predicting stock price movement. The Fund’s adviser considers investments across all sectors and does not focus on any one industry.

The Fund uses a hedged strategy. The Fund’s adviser uses the Process to identify equity securities that are inexpensive based on their trading histories, which provide the basis for the Fund’s long portfolio. The Process also identifies equity securities that are expensive compared to their histories, which provide the foundation for the Fund’s short portfolio. The Fund intends to invest cash proceeds from short sales in short-term cash instruments to produce a return on such proceeds just below the federal funds rate.

Generally the Fund’s long portfolio will consist of approximately 50 securities while the short portfolio will typically be comprised of 40 securities. The Fund will seek to be approximately 110% long and approximately 85% short with respect to its equity positions, resulting in a 25% net exposure to the market. The Fund does not intend to exceed 140% long and 110% short with respect to its equity positions. The Fund’s net equity market exposure may range from 0% to 50%. The Fund will comply with all leverage restrictions required by Section 18 of the 1940 Act and subsequent determinations of the SEC and any other regulatory limitation. The Fund intends to combine the long and short portfolios to seek to reduce both volatility and correlation relative to the U.S. equity markets.

A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those two dates. The Fund's potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold.

The Fund’s investment strategy involves active and frequent trading. As a result, the Fund’s portfolio turnover is expected to exceed 100% on an annual basis, which will result in the Fund incurring transaction costs that detract from performance and is also expected to affect the tax treatment of the Fund’s gains.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

• Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

• Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

• Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

• ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

• Investment Process License/Patent Risk. The Fund’s adviser uses the Process to manage the Fund’s assets pursuant to a licensing agreement with Michael Jarzyna, the Fund’s portfolio manager. Although the adviser’s use of the Process is unrestricted, has no termination date, and does not require the payment of any fees, if for any reason the agreement is terminated the adviser would no longer be permitted to use the Process and would need to utilize a different investment approach that might not provide the same returns. In addition, an application has been filed with the United States Patent and Trademark Office (the “PTO”) to protect the Process from infringement by third parties. If the patent is not granted, there may be no protection of infringement by third parties. If the patent is granted, there is no assurance the protection will be adequate or that the patent will not be challenged, invalidated, infringed or circumvented. Any proceeding involving a challenge to or the validity of the patent could result in the inability of the adviser to use the Process.

• Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

• Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Stone Toro Long Short Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STVHX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	stonetoro_WireFee	20.00
Overnight check delivery fee	stonetoro_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	2.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Dividend and interest expenses on short sales	rr_Component2OtherExpensesOverAssets	1.50%	[2]
All other expenses	rr_Component3OtherExpensesOverAssets	0.63%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	4.25%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	977
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,841
Stone Toro Long Short Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STVFX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	stonetoro_WireFee	20.00
Overnight check delivery fee	stonetoro_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	2.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Dividend and interest expenses on short sales	rr_Component2OtherExpensesOverAssets	1.50%	[2]
All other expenses	rr_Component3OtherExpensesOverAssets	0.63%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	5.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	5.00%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	500
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,553
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	600
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,553
Stone Toro Long Short Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STVLX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	stonetoro_WireFee	20.00
Overnight check delivery fee	stonetoro_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	2.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Dividend and interest expenses on short sales	rr_Component2OtherExpensesOverAssets	1.50%	[2]
All other expenses	rr_Component3OtherExpensesOverAssets	0.63%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	4.00%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	402
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 1,273

[1]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.
[2]	These expenses are estimated for the current fiscal year.
[3]	The Fund's adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), and expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.75%, 3.50% and 2.50% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until September 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.